Related Party Disclosures - Additional Information (Details) - EUR (€) € in Thousands					1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 26, 2021	Mar. 11, 2020	Oct. 16, 2019	May 16, 2019	Jan. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total remuneration paid						€ 8,804	€ 2,868
Total consideration					€ 1,000			€ 763	€ 0
Amount of convertible loan to equity	€ 85,900	€ 85,900	€ 5,500	€ 60,000	1,850	85,900
Increase of capital reserve								57,998	50,515
Amount of promissory notes						€ 2,212
Series B1 Ordinary Shares
Amount of convertible loan to equity									€ 48,500
Loans convertible to equity, shares									271
Series B Ordinary Shares
Amount of convertible loan to equity					€ 1,000			€ 85,900
Loans convertible to equity, shares								4,972	4,972
Series B2 Ordinary Shares
Loans convertible to equity, shares	7,187					7,187		4,853